THE DUNHAM FUNDS

Dunham Monthly Distribution Fund Class A (DAMDX) Class C (DCMDX) Class N (DNMDX)	Dunham Appreciation & Income Fund Class A (DAAIX) Class C (DCAIX) Class N (DNAIX)
Dunham Alternative Strategy Fund Class A (DAASX) Class C (DCASX) Class N (DNASX)	Dunham Focused Large Cap Growth Fund Class A (DAFGX) Class C (DCFGX) Class N (DNFGX)

Incorporated herein by reference is the definitive version of the prospectus pertaining to the Dunham Monthly Distribution Fund, Dunham Alternative Strategy Fund, Dunham Appreciation & Income Fund and Dunham Focused Large Cap Growth Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on April 24, 2015 (SEC Accession No. 0001580642-15-001794).